Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 38	$ 333	$ 258
Additions based on tax positions related to the current year	7	43	43
Additions based on acquisitions related to the current year	5
Additions for tax positions of prior years	1	8	12
Reduction for tax positions of prior years	(1)	(310)	(9)
Settlements	(2)	(18)	(2)
Foreign currency translation		(18)	31
Balance at end of year	$ 48	$ 38	$ 333